Offerings	Nov. 07, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000005 per share
Offering Note
(1)    An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(2)    The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.000005 per share
Offering Note
(1)    An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(2)    The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)    An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(2)    The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)    An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(2)    The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee.

Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000005 per share
Amount Registered | shares	7,870,795
Carry Forward Form Type	S-3
Carry Forward File Number	333-260984
Carry Forward Initial Effective Date	Nov. 12, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 42,440.76
Offering Note
(3)    With respect to this secondary offering, this registration statement registers 7,870,795 shares of Common Stock, par value $0.000005 per share, of Unity Software Inc. (the “Common Stock”). Pursuant to Rule 416, this registration statement also relates to an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock by way of stock splits, stock dividends, reclassifications or similar transactions.
(4)    Pursuant to Rule 415(a)(6), Unity Software Inc. includes on this registration statement 7,870,795 shares of Common Stock (the “Unsold Securities”) to be offered by the selling stockholders for which filing fees in the aggregate amount of $42,440.76 (based on the filing fee rates in effect at the time such shares were initially registered) were previously paid in connection with the filing of the prospectus supplement filed with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 424(b)(7) under the Securities Act on December 1, 2022 to the registrant’s Registration Statement on Form S-3ASR (File No. 333-260984) (the “Prior Registration Statement”), filed with the Commission on November 12, 2021, and the filing fees previously paid will continue to apply to the Unsold Securities to be offered by the selling stockholders. The Prior Registration Statement will be deemed terminated as of the filing date of this Registration Statement.